ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2021
Trade and other current payables [abstract]
Disclosure of accounts payable and accrued liabilities [Table Text Block]
	September 30, 2021	September 30, 2020
	$	$
Accounts payable	596,573	138,423
Accrued liabilities	42,000	12,500
Total accounts payable and accrued liabilities	638,573	150,923